INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets
		December 31, 2014				December 31, 2015
	Weighted average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values

Patents	10 years	280,974	(138,507)	-	142,467	268,393	(155,611)	-	112,782
Trademark	10 years	328,619	(111,391)	-	217,228	310,787	(135,756)	-	175,031

		$609,593	$(249,898)	$-	$359,695	$579,180	$(291,367)	$-	$287,813

Schedule of amortization expense
	Year ended December 31,
	2013	2014	2015

General and administrative expense	$51,316	$57,687	$57,807